Financial Instruments (Investment Portfolio Activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Proceeds from sales	$ 5,668.0	$ 5,769.3	$ 3,240.5
Realized gross gains on sales	11.8	176.0	30.7
Realized gross losses on sales	$ 51.3	$ 5.8	$ 14.6